Cover	Jan. 10, 2025
Cover [Abstract]
Entity Registrant Name	NASCENT BIOTECH, INC.
Entity Central Index Key	0001622057
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jan. 10, 2025
Entity Ex Transition Period	false
Entity File Number	000-55299
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	46-5001940
Entity Address Address Line 1	631 US Hwy 1
Entity Address Address Line 2	Suite 407
Entity Address City Or Town	North Palm Beach
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33408
City Area Code	612
Local Phone Number	961-5656
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false